Loans to Customers at Amortized Cost - Financial Lease Contracts (Details) - CLP ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total receivable		$ 1,802,964	$ 1,765,815
Unearned income		(190,418)	(200,151)
Net lease receivable	[1]	1,612,546	1,565,664
Due within one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total receivable		544,067	519,186
Unearned income		(58,871)	(60,216)
Net lease receivable	[1]	485,196	458,970
Due after 1 year but within 2 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total receivable		392,832	383,164
Unearned income		(42,302)	(44,066)
Net lease receivable	[1]	350,530	339,098
Due after 2 years but within 3 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total receivable		258,331	255,997
Unearned income		(27,329)	(28,740)
Net lease receivable	[1]	231,002	227,257
Due after 3 years but within 4 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total receivable		163,847	162,310
Unearned income		(18,361)	(19,471)
Net lease receivable	[1]	145,486	142,839
Due after 4 years but within 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total receivable		108,192	108,453
Unearned income		(13,242)	(13,992)
Net lease receivable	[1]	94,950	94,461
Due after 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total receivable		335,695	336,705
Unearned income		(30,313)	(33,666)
Net lease receivable	[1]	$ 305,382	$ 303,039

[1]	The net balance receivable does not include the total overdue portfolio totaling Ch$6,344 million and Ch$7,295 million as of December 31, 2018 and 2019, respectively. This overdue portfolio only reflects the past due portion without considering the remaining outstanding principal and interest.